Investment in joint ventures accounted for under the equity method:	12 Months Ended
Dec. 31, 2019
Investment in joint ventures accounted for under the equity method:
Investment in joint ventures accounted for under the equity method:

Note 9 - Investment in joint ventures accounted for under the equity method:

In 2013, the Company participated in a bidding process through its subsidiary, Aeropuerto de Cancún, S. A. de C. V. (Cancún Airport) for a long-term lease agreement to operate and administer the LMM Airport located in San Juan, Puerto Rico.

The investment between Highstar Capital IV (Highstar) and Cancún, created Aerostar Airport Holdings, LLC (Aerostar). It was determined that operations of Aerostar constitute a joint venture. Aerostar signed a 40‑year lease agreement to operate the LMM Airport. As part of the bidding terms, Aerostar made an initial payment of USD615 million  (PS. 7,846 million pesos approximately) to the Puerto Rico authorities. A portion of that payment was funded by a private placement of bonds by Aerostar in the amount of USD350 million (PS. 4,471 million pesos approximately) in the same year of acquisition of the concession.

Nature of the investment

Aerostar is a limited liability company incorporated under the laws of Puerto Rico. It is mainly engaged in operating the facilities of the LMM Airport. Cancún Airport holds 60% in the ownership interest of Aerostar  (50% until May 30, 2017) and the Public Sector Pension Investment Board “PSP Investments” owns the other 40% (until May 26, 2017,  Highstar Capital IV held a 50% stake in Aerostar). See Note 1.

Passenger Facility Charges (PFC)

The United States Congress of North America approved the “Aviation Safety and Capacity Expansion Act.” In which it authorizes United States airports to impose a Passenger Facility Charge (PFC). PFC can be used for airport projects that meet at least one of the following criteria: preserve or improve the security, protection or capacity of the national air transport system; reduce noise or mitigate noise resulting from an airport; or provide opportunities for increased competition between airlines. PFC revenues and accrued interest are restricted for use in capital projects approved by the FAA and are classified as restricted cash. See Note 5.1. For the period from June 1 to December 31, 2017, the years ended December 31, 2018 and 2019, revenues collected by PFC were Ps. 191,356, Ps. 329,532 and Ps. 393,288, respectively. PFC are presented under "Aeronautical services" in the consolidated statement of comprehensive income.

As of June 1, 2017, Aerostar consolidates its shareholding as a subsidiary in the Company, increasing its shareholding from 50% to 60%, for which the recognition as a joint venture is until May 26, 2017.

CONDENSED STATEMENT OF FINANCIAL POSITION

	May 26,
	2017
Cash and cash equivalents	Ps.	543,242
Restricted cash and cash equivalents		16,989
Other current assets		142,410
Current assets		702,641
Financial liabilities
Other current liabilities		(647,896)
Current liabilities		(647,896)
Working capital		54,745
Land, furniture and equipment		135,373
Intangible assets, airport concessions - Net		13,254,582
Other non-current assets		556
Non-current assets		13,445,256
Long term debt		(6,824,310)
Loan payable to the Company		(1,430,310)
Other non-current liabilities		(286,325)
Deferred taxes - Net		(203,502)
Non-current liabilities		(8,744,447)
Stockholders’ equity	Ps.	4,700,809

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	Period from
	January 1,
	to May 26,
	2017
Total revenue	Ps.	1,170,888
Operating costs and expenses		(694,435)
Comprehensive financing loss - Net		(229,789)
Deferred income taxes		(21,974)
Net income for the period		224,690
Effect for foreign currency conversion		(475,233)
Comprehensive income (loss)	Ps.	(250,543)

Reconciliation of condensed financial information

	May 26,
	2017
Initial capital contribution to Aerostar	Ps.	3,016,003
Accumulated (deficit) earnings		176,335
Net income for the period		224,690
Other accumulated comprehensive income		1,786,266
Other comprehensive income (loss)		(502,485)
Net assets at period closing		4,700,809
Equity percentage in joint business		50%
Carrying value	Ps.	2,350,405

	From January 1,
	to May 26,
	2017
Net income for the period	Ps.	224,690
Equity percentage in joint venture		50%
Equity method income	Ps.	112,345